Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
20.	RELATED PARTY TRANSACTIONS

Related party transactions primarily related to online marketing services provided by the Company to Ctrip, which amounted to RMB631 million, RMB750 million and RMB774 million (US$113 million) for the years ended December 31, 2016, 2017 and 2018, respectively. The Company also provided online marketing services, cloud services and other services to Du Xiaoman, revenue for services provided amounted to RMB256 million (US$37 million) for the year ended December 31, 2018. Other related party transactions were insignificant for each of the years presented, which included the reimbursements to Mr. Robin Yanhong Li’s use of an aircraft beneficially owned by his family member for the Company’s business purposes and the rental expense for an office building owned by the family members of an executive officer for the Company’s business purposes.

As of December 31, 2017 and 2018, amounts due from/due to related parties were as follows:

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
	(In millions)
Amounts due from related parties, current:
Ctrip (i)	137	58	8
Du Xiaoman (ii)	—	77	11
Other related parties (iii)	31	650	95

Total	168	785	114

Amounts due from related parties, non-current:
Du Xiaoman (ii)	—	3,884	565
Other related parties (iv)	9	413	60

Total	9	4,297	625

Amounts due to related parties, current:
Du Xiaoman (v)	—	934	136
Ctrip (vi)	122	12	2
Other related parties (vii)	31	781	113

Total	153	1,727	251

Amounts due to related parties, non-current:
Du Xiaoman (viii)	—	3,729	542
Other related parties (ix)	—	631	92

Total	—	4,360	634

(i)	The balances mainly represent amounts arising from services the Company provided to Ctrip.
(ii)

The balance represents long-term loans due from Du Xiaoman with interest rates ranging from 4.28% to 5.00%, and amounts arising from services the Company provided to Du Xiaoman. In 2018, the Company provided short-term loans in the amount of RMB12.0 billion (US$1.7 billion) to Du Xiaoman, which were fully repaid as of December 31, 2018.

(iii)	The balances mainly represent short-term interest-bearing loans provided to investees of the Company.
(iv)	The balance consist of amount due from the Company’s investees in the ordinary course of business and rental deposits paid in advance to the related party of one of the executive officers.
(v)	The balance represents amount due to Du Xiaoman services provided by Du Xiaoman to the Company in the ordinary course of business and for other unsettled payments
(vi)	The balances mainly represent amounts arising from services provided by Ctrip.
(vii)	The balances mainly represent an interest-bearing loan provided by an investee and amounts arising from services provided by the Company’s investees.
(viii)	The balance represents mainly long-term loans provided by Du Xiaoman with interest rates ranging from 3.78% to 4.28%.
(ix)	The balance represents mainly deferred revenue relating to the future services to be provided by the Company’s subsidiary to an equity method investee.